Taxation (Details Textual)	12 Months Ended			31 Months Ended	35 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2017
Taxation [Line Items]
Effective income tax rate	(5.30%)	19.30%	16.90%
Income tax rate	25.00%	25.00%	25.00%
Effect of preferential income tax rate	(9.80%)	(8.30%)	(8.70%)
Hong Kong [Member]
Taxation [Line Items]
Income tax rate					16.50%
Feng Hui Holding [Member]
Taxation [Line Items]
Income tax rate	25.00%
Effect of preferential income tax rate	15.00%
Ding Xin [Member]
Taxation [Line Items]
Income tax rate				25.00%